Note 7 - CMBS Structured Pass Through Certificates - Schedule of Activity Related to CMBS I/O Strips (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Unrealized loss	$ (200)	$ 101
Collateralized Mortgage Backed Securities [Member]
Interest income	441	521
Unrealized loss	(200)	101
Interest Income and Unrealized Gains (Losses) in Debt Securities, Trading	$ 241	$ 622